PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.1%
Bank Loans 5.8%
Airlines 0.5%
AAdvantage Loyalty IP Ltd., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500%(c)	04/20/28	41,383	$42,631,524
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	70,147	70,673,103
				113,304,627
Auto Manufacturers 0.1%
Navistar, Inc., Tranche B Term Loan, 3 Month LIBOR + 3.500%	3.610(c)	11/06/24	15,401	15,391,551
Chemicals 0.4%
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.710(c)	07/01/26	9,545	9,521,419
PQ Corp., New Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	02/07/27	1,002	1,000,612
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.162(c)	06/26/25	26,724	26,694,816
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.635(c)	06/26/26	54,684	54,547,672
				91,764,519
Commercial Services 0.1%
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.750(c)	06/07/23	13,486	13,469,495
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.093(c)	08/27/25	21,187	21,202,363
				34,671,858
Computers 0.6%
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%^	11.500(c)	05/09/24	4,193	4,361,045

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers (cont’d.)
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.843%(c)	09/30/24	68,045	$68,054,814
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	71,620	71,683,957
				144,099,816
Electric 0.2%
Heritage Power LLC, Term Loan B, 1 - 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	37,203	34,768,870
PG&E Corp., Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	3,340	3,316,091
				38,084,961
Electronics 0.1%
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.593(c)	06/30/25	21,965	21,997,572
Engineering & Construction 0.1%
Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	13.000(c)	10/06/23	21,265	23,604,217
Entertainment 0.3%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	12,183	12,092,025
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.843(c)	08/14/24	30,657	30,324,664
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 3 Month LIBOR + 8.000%^	9.000(c)	05/11/26	14,441	15,307,327
				57,724,016
Insurance 0.1%
Asurion LLC,
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	12/23/26	3,793	3,773,933
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	07/31/27	7,375	7,338,125
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	11/03/23	4,839	4,825,806
Second Lien Term Loan B3, 1 Month LIBOR + 5.250%	5.343(c)	01/31/28	2,850	2,879,688
				18,817,552

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media 0.2%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350%(c)	08/24/26	7,280	$5,201,560
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	05/01/26	17,316	17,129,626
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26	26,734	26,444,644

Radiate Holdco LLC, Term B Loan, 1 Month LIBOR + 3.500%	4.250(c)	09/25/26	1,118	1,119,029
				49,894,859
Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	58,174	64,136,835
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	18,290	18,106,676
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250(c)	03/28/24	15,973	15,993,318
				98,236,829
Pharmaceuticals 0.1%
Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	25,393	25,408,433
Retail 0.3%
EG America LLC, Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26	14,260	14,182,754
Great Outdoors Group, LLC, Term B-1 Loan, 6 Month LIBOR + 4.250%	5.000(c)	03/06/28	51,571	51,931,745
Serta Simmons Bedding LLC, New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500(c)	08/10/23	5,139	5,169,155
				71,283,654
Software 1.3%
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	3.843(c)	10/02/25	16,996	16,904,275
BY Crown Parent LLC, Additional B-1 Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	02/02/26	2,989	2,981,588

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)
Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000%(c)	10/30/26	21,446	$21,446,250
Championx Holding, Inc., Dollar Term Loan (Second Lien), 1 - 6 Month LIBOR + 7.250%	8.250(c)	06/13/25	30,459	30,801,696
Dun & Bradstreet Corp, Term Loan B, 1 Month LIBOR + 3.250%	3.340(c)	02/06/26	41,015	40,882,729
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	24,887	24,558,407
Greeneden US Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	19,032	19,067,985
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	02/25/27	10,425	10,362,599
Second Lien Initial Loan	7.125	02/25/25	13,375	13,642,500

Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	21,800	21,693,485
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.350(c)	03/03/28	31,797	32,220,982
Term Loan B-3, 1 Month LIBOR + 3.750%	3.850(c)	06/30/26	50,384	50,094,065
				284,656,561
Telecommunications 1.0%
Crown Subsea Communications Holding, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	04/27/27	9,974	9,998,495
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.430(c)	05/27/24	10,447	10,006,582
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%	6.500(c)	07/13/22	22,909	23,092,223
Tranche B-3 Term Loan, PRIME + 4.750%	8.000(c)	11/27/23	14,105	14,313,608
Tranche B-5 Term Loan	8.625	01/02/24	14,070	14,301,564

Iridium Satellite LLC, Term B-1 Loan, 1 Month LIBOR + 2.750%	3.750(c)	11/04/26	5,665	5,677,794
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	71,369	69,391,649

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)

Windstream Services LLC, Initial Term Loan, 1 Month LIBOR + 6.250%	7.250%(c)	09/21/27	6,307	$6,316,722
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.843(c)	06/10/27	69,055	69,108,632
				222,207,269

Total Bank Loans (cost $1,283,645,018)				1,311,148,294
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $793,686)	7.000	06/14/21(oo)	11,198	8,398,272
Corporate Bonds 86.7%
Advertising 0.6%
Lamar Media Corp., Gtd. Notes, 144A	3.625	01/15/31	7,425	7,159,377
National CineMedia LLC,
Sr. Sec’d. Notes, 144A(a)	5.875	04/15/28	14,828	14,155,234
Sr. Unsec’d. Notes(a)	5.750	08/15/26	20,190	17,713,107

Terrier Media Buyer, Inc., Gtd. Notes, 144A(a)	8.875	12/15/27	91,800	98,493,355
				137,521,073
Aerospace & Defense 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	71,301	83,713,311
Sr. Unsec’d. Notes	5.805	05/01/50	87,655	113,355,971
Sr. Unsec’d. Notes	5.930	05/01/60	33,726	44,188,120

Spirit AeroSystems, Inc., Sec’d. Notes, 144A(a)	7.500	04/15/25	27,900	29,784,336
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	27,000	29,843,264
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	4,875	5,143,158
TransDigm, Inc.,
Gtd. Notes(a)	5.500	11/15/27	26,793	27,814,695

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc., (cont’d.)
Gtd. Notes	6.375%	06/15/26	9,977	$10,329,895
Gtd. Notes, 144A(a)	4.625	01/15/29	25,375	25,060,619
				369,233,369
Agriculture 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	8,053	8,554,284
Sr. Sec’d. Notes, 144A	5.750	02/01/29	59,900	60,529,556
				69,083,840
Airlines 0.7%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	10,175	12,775,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	3,600	3,802,617
Sr. Sec’d. Notes, 144A	5.750	04/20/29	51,800	55,423,662

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	18,375	19,524,150
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	50,397	52,238,892
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,910	19,584,000
				163,348,696
Apparel 0.3%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	5.375	05/15/25	9,255	9,754,390
Levi Strauss & Co., Sr. Unsec’d. Notes(a)	5.000	05/01/25	910	928,728
William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	23,166	24,444,765
Gtd. Notes, 144A	5.625	03/15/27	8,715	9,130,121
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	13,320	13,620,291
Gtd. Notes, 144A	6.375	05/15/25	12,375	13,190,087
				71,068,382

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 2.5%
Allison Transmission, Inc.,
Gtd. Notes, 144A(a)	3.750%	01/30/31	5,150	$4,948,040
Sr. Unsec’d. Notes, 144A	4.750	10/01/27	2,263	2,370,326
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	10,500	11,418,034

Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	1,900	2,502,326
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	138,490	140,145,197
Sr. Unsec’d. Notes(a)	5.291	12/08/46	95,963	102,362,289
Sr. Unsec’d. Notes	7.400	11/01/46	7,450	9,313,468
Sr. Unsec’d. Notes	7.500	08/01/26	400	467,023
Sr. Unsec’d. Notes	8.500	04/21/23	2,475	2,763,527
Sr. Unsec’d. Notes	8.900	01/15/32	2,700	3,609,017
Sr. Unsec’d. Notes	9.000	04/22/25	61,200	74,768,312
Sr. Unsec’d. Notes(a)	9.625	04/22/30	12,300	17,157,154
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	3,860	3,953,491
Sr. Unsec’d. Notes(a)	4.000	11/13/30	17,950	18,338,216
Sr. Unsec’d. Notes(a)	5.584	03/18/24	10,375	11,324,913

Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	7.750	10/15/25	29,200	31,805,637
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	67,212	69,552,278
Sr. Sec’d. Notes, 144A(a)	9.500	05/01/25	23,930	25,909,526

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	35,851	39,196,430
				571,905,204
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	74,274	76,164,793
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	10,859	11,998,622
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	8,100	8,375,375
Gtd. Notes(a)	6.250	03/15/26	39,009	40,245,909
Gtd. Notes(a)	6.500	04/01/27	43,643	46,345,325
Gtd. Notes(a)	6.875	07/01/28	5,651	6,132,276

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	26,081	22,450,457

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%	04/15/25	8,739	$9,023,774
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	7,975	8,233,754
Sr. Unsec’d. Notes(a)	5.375	11/15/27	14,475	15,407,247
Sr. Unsec’d. Notes(a)	5.625	06/15/28	9,229	9,955,573

IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	2,725	2,798,564
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	04/15/29	50,250	50,247,494
Sr. Sec’d. Notes, 144A(a)	7.875	01/15/29	9,700	10,872,057

Titan International, Inc., Sr. Sec’d. Notes, 144A(a)	7.000	04/30/28	13,700	14,271,375
				332,522,595
Banks 0.3%
CIT Group, Inc., Sub. Notes(a)	6.125	03/09/28	11,425	13,901,399
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,150	26,353,663
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	26,490	27,538,996
				67,794,058
Building Materials 2.0%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.450	11/19/29	31,375	34,444,772
Sr. Sec’d. Notes, 144A	7.375	06/05/27	2,680	3,025,817

Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	6.125	01/15/29	32,885	35,113,924
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	48,595	51,340,770
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	15,940	16,231,905
Gtd. Notes, 144A(a)	4.875	12/15/27	10,914	11,311,879
Sr. Sec’d. Notes, 144A(a)	6.250	05/15/25	3,271	3,493,737

Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	1,906	2,020,131

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Patrick Industries, Inc.,
Gtd. Notes, 144A	7.500%	10/15/27	12,225	$13,259,380
Sr. Unsec’d. Notes, 144A	4.750	05/01/29	14,550	14,519,475

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	13,800	14,323,907
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	45,158	47,100,567
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	26,100	24,759,693
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30	45,172	45,707,177
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	20,295	21,084,094
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	23,535	24,368,978
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.125	06/01/25	7,235	7,325,437
Gtd. Notes, 144A	5.250	01/15/29	23,585	24,935,737
Gtd. Notes, 144A	6.500	03/15/27	4,845	5,116,980
U.S. Concrete, Inc.,
Gtd. Notes(a)	6.375	06/01/24	29,958	30,482,265
Gtd. Notes, 144A	5.125	03/01/29	29,400	30,087,462
				460,054,087
Chemicals 3.1%
Ashland LLC, Gtd. Notes	6.875	05/15/43	36,370	45,922,670
Axalta Coating Systems LLC, Gtd. Notes, 144A(a)	3.375	02/15/29	19,610	18,927,324
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	24,840	26,774,828
Gtd. Notes(a)	7.000	05/15/25	60,122	61,954,920
Gtd. Notes, 144A(a)	5.750	11/15/28	37,300	39,837,449

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	41,923	38,997,880
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	45,016	48,545,696
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	12,000	11,862,098
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	46,176	48,786,113
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	3,395	3,566,326
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	7,100	7,568,738

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.250%	06/01/27	29,233	$31,367,909

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	34,829	35,776,145
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	05/01/29	6,000	5,959,910
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	71,803	67,273,834
Sr. Sec’d. Notes, 144A	10.875	08/01/24	17,269	18,646,503
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	39,825	40,784,011
Sr. Sec’d. Notes, 144A	6.500	05/01/25	26,992	28,693,964
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	17,055	17,429,085
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	19,525	18,940,109
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	42,122	41,605,789
Sr. Sec’d. Notes, 144A	9.500	07/01/25	17,495	19,614,246

W.R. Grace & Co.-Conn., Gtd. Notes, 144A(a)	4.875	06/15/27	17,304	18,227,055
				697,062,602
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	16,025	16,219,640
Commercial Services 4.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	11,512	11,539,181
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	40,095	42,572,661
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	33,950	34,452,298
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50,732	55,937,360
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	27,265	27,305,090
Sr. Sec’d. Notes, 144A	4.625	06/01/28	18,560	18,463,755

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	16,200	16,624,718

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000%	04/15/29		16,897	$16,934,870
Gtd. Notes, 144A	4.625	10/01/27		24,500	25,368,363
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28		24,400	25,149,111
Gtd. Notes, 144A	5.750	07/15/27		370	389,670

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	11,000	13,664,607
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		2,173	2,237,184
Gtd. Notes, 144A(a)	5.500	07/15/25		23,530	24,993,361

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29		12,825	12,804,862
Celestial-Saturn Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28		19,775	19,541,666
CoreCivic, Inc., Gtd. Notes	8.250	04/15/26		8,075	7,881,815
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30		8,975	9,010,782
Gtd. Notes, 144A(a)	4.500	07/01/28		1,355	1,425,040

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		43,300	45,086,125
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29		42,855	42,177,164
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		14,450	14,897,401
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		8,024	8,241,395
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	4.500	07/15/29		12,950	12,971,589
Gtd. Notes, 144A(a)	5.625	10/01/28		17,155	18,142,351
Gtd. Notes, 144A(a)	5.875	10/01/30		12,980	14,052,820
Sr. Unsec’d. Notes, 144A	4.750	07/15/31		10,425	10,413,375
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30		14,439	14,019,241
Sr. Unsec’d. Notes	4.000	05/15/31		23,875	24,325,205

StoneMor, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/29		15,825	15,583,736
United Rentals North America, Inc.,
Gtd. Notes(a)	3.875	02/15/31		20,520	20,630,969
Gtd. Notes(a)	4.000	07/15/30		19,925	20,309,931
Gtd. Notes(a)	4.875	01/15/28		72,360	76,379,233

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes(a)	5.250%	01/15/30	48,715	$53,211,483
Gtd. Notes	5.500	05/15/27	8,830	9,338,644
Gtd. Notes	5.875	09/15/26	37,504	39,016,564

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	117,518	124,644,730
				929,738,350
Computers 2.1%
Ahead DB Holdings LLC, Gtd. Notes, 144A(a)	6.625	05/01/28	4,800	4,865,492
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	117,088	124,006,695
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125	06/15/24	9,250	9,449,601
Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25	57,151	59,235,795
NCR Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28	15,425	15,876,841
Gtd. Notes, 144A	5.125	04/15/29	27,300	28,002,979
Gtd. Notes, 144A(a)	5.250	10/01/30	12,000	12,443,451
Gtd. Notes, 144A(a)	5.750	09/01/27	11,642	12,257,966
Gtd. Notes, 144A(a)	8.125	04/15/25	7,180	7,823,044
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	25,215	26,619,510
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	164,180	167,104,157
				467,685,531
Distribution/Wholesale 0.5%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	8,225	8,687,195
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%(a)	8.625	09/15/24	44,344	45,395,661
H&E Equipment Services, Inc., Gtd. Notes, 144A(a)	3.875	12/15/28	62,289	60,301,466
				114,384,322

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 2.3%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750%	12/15/24	27,673	$28,520,023
Antares Holdings LP (Canada), Sr. Unsec’d. Notes, 144A	3.950	07/15/26	4,800	4,984,753
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	14,550	15,182,099
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	16,875	17,097,091
Gtd. Notes, 144A	5.375	12/01/24	4,723	4,883,195

Home Point Capital, Inc., Gtd. Notes, 144A(a)	5.000	02/01/26	31,225	30,083,595
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	14,625	14,492,568
LPL Holdings, Inc., Gtd. Notes, 144A(a)	4.000	03/15/29	45,600	45,327,836
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	43,400	42,243,349
Gtd. Notes, 144A	5.500	08/15/28	2,935	2,906,453
Gtd. Notes, 144A	6.000	01/15/27	43,670	45,076,183
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30	25,350	24,532,813
Gtd. Notes(a)	5.375	11/15/29	11,468	12,237,238
Gtd. Notes(a)	6.625	01/15/28	51,436	58,376,251
Gtd. Notes	6.875	03/15/25	37,725	42,722,202
Gtd. Notes	7.125	03/15/26	71,010	82,615,494
Gtd. Notes	8.250	10/01/23	1,568	1,776,507
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/29	21,950	21,312,461
Gtd. Notes, 144A	5.375	10/15/25	24,700	25,984,840

Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Gtd. Notes, 144A	3.875	03/01/31	3,925	3,838,798
				524,193,749
Electric 3.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	3.750	03/01/31	8,910	8,418,555
Sr. Sec’d. Notes, 144A	4.500	02/15/28	17,483	17,669,464
Sr. Sec’d. Notes, 144A	5.250	06/01/26	5,690	5,855,819
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	56,385	55,014,055
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31	84,391	81,765,343
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	169,874	171,148,408

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000%	12/01/23	1,369	$1,313,861
Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	9,738	7,778,515

Mirant Corp., Sr. Unsec’d. Notes, 144A^	0.000(cc)	07/15/49	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	31,953	33,843,849
Gtd. Notes	6.625	01/15/27	61,061	63,354,822
Gtd. Notes	7.250	05/15/26	9,110	9,457,453
Gtd. Notes, 144A	3.375	02/15/29	18,401	17,759,141
Gtd. Notes, 144A(a)	3.625	02/15/31	27,966	26,846,995
Gtd. Notes, 144A	5.250	06/15/29	5,355	5,642,278
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000	07/01/28	30,855	30,845,363
Sr. Sec’d. Notes(a)	5.250	07/01/30	93,565	94,801,362
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.000	07/31/27	77,897	79,711,274
Gtd. Notes, 144A(a)	5.500	09/01/26	35,237	36,409,907
Gtd. Notes, 144A(a)	5.625	02/15/27	88,367	91,848,974
Sr. Unsec’d. Notes, 144A	4.375	05/01/29	27,125	27,274,814
				866,762,927
Electrical Components & Equipment 0.3%
Energizer Holdings, Inc., Gtd. Notes, 144A(a)	4.375	03/31/29	11,572	11,425,460
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	7.125	06/15/25	26,080	28,174,758
Gtd. Notes, 144A(a)	7.250	06/15/28	26,517	29,407,541
				69,007,759
Electronics 0.3%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	23,175	25,080,130
Sensata Technologies BV,
Gtd. Notes, 144A	4.000	04/15/29	15,375	15,395,144
Gtd. Notes, 144A	4.875	10/15/23	9,193	9,840,199
Gtd. Notes, 144A(a)	5.000	10/01/25	1,225	1,356,773
Gtd. Notes, 144A	5.625	11/01/24	950	1,052,618

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)

Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750%	02/15/31	9,200	$8,998,495
				61,723,359
Engineering & Construction 0.4%
AECOM, Gtd. Notes(a)	5.125	03/15/27	35,874	39,715,059
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	21,800	24,043,159
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29	17,200	16,954,833
				80,713,051
Entertainment 4.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	24,149	23,786,003
Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	74,667	79,385,077
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	15,600	16,449,358
Sr. Unsec’d. Notes, 144A(a)	8.125	07/01/27	24,315	26,943,501

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25	108,133	108,975,613
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	12,920	13,553,363
Cedar Fair LP, Gtd. Notes(a)	5.250	07/15/29	12,223	12,445,856
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, Gtd. Notes, 144A(a)	6.500	10/01/28	11,206	11,934,390
Churchill Downs, Inc.,
Gtd. Notes, 144A	4.750	01/15/28	4,375	4,502,170
Gtd. Notes, 144A	5.500	04/01/27	1,985	2,064,403

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26	48,778	52,134,818
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	4.125	04/15/26	7,575	7,827,591
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	38,879	41,338,864
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27	25,620	29,020,792

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
International Game Technology PLC, (cont’d.)
Sr. Sec’d. Notes, 144A(a)	6.500%	02/15/25		15,281	$16,976,105

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		41,912	43,663,728
Merlin Entertainments Ltd. (United Kingdom), Sec’d. Notes, 144A	5.750	06/15/26		2,450	2,580,371
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(a)	4.875	05/01/29		21,420	21,449,740
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27		51,500	52,145,627
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27		42,100	44,987,474
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		54,234	56,286,203
Scientific Games International, Inc.,
Gtd. Notes	5.500	02/15/26	EUR	11,350	13,989,492
Gtd. Notes, 144A(a)	8.250	03/15/26		89,617	96,430,006
Gtd. Notes, 144A(a)	8.625	07/01/25		46,166	50,318,992
Sr. Sec’d. Notes, 144A	5.000	10/15/25		2,100	2,163,593

Six Flags Entertainment Corp., Gtd. Notes, 144A(a)	4.875	07/31/24		26,137	26,426,657
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29		17,755	18,495,362
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		18,362	19,789,076
					896,064,225
Foods 2.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29		58,705	56,325,975
Gtd. Notes, 144A(a)	4.625	01/15/27		25,060	25,939,959
Gtd. Notes, 144A(a)	4.875	02/15/30		11,948	12,451,485
Gtd. Notes, 144A(a)	5.875	02/15/28		2,500	2,659,375

B&G Foods, Inc., Gtd. Notes(a)	5.250	09/15/27		51,786	53,551,261
C&S Group Enterprises LLC, Gtd. Notes, 144A(a)	5.000	12/15/28		32,684	31,224,863
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A(a)	7.500	04/15/25		13,313	13,846,620

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Chobani LLC/Chobani Finance Corp., Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	4.625%	11/15/28	16,320	$16,844,729

JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A(a)	6.750	02/15/28	17,000	18,620,572
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31	16,750	16,979,005
Gtd. Notes, 144A(a)	6.500	04/15/29	50,633	56,760,742
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30	19,423	21,412,814
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	48,125	51,591,605
Gtd. Notes(a)	4.875	10/01/49	33,000	37,868,684
Gtd. Notes	5.000	07/15/35	10,005	11,832,778
Gtd. Notes	5.000	06/04/42	14,175	16,498,983
Gtd. Notes	5.200	07/15/45	10,200	12,158,746
Gtd. Notes	5.500	06/01/50	32,000	39,771,348
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	4.250	04/15/31	46,836	47,353,550
Gtd. Notes, 144A(a)	5.875	09/30/27	50,540	53,753,114
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30	7,945	7,998,083
Gtd. Notes, 144A(a)	5.500	12/15/29	18,004	19,228,441
Gtd. Notes, 144A(a)	5.625	01/15/28	8,426	8,896,580
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31	6,250	6,178,180

U.S. Foods, Inc., Gtd. Notes, 144A(a)	4.750	02/15/29	14,000	13,955,705
				653,703,197
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	57,838	63,500,890
Sr. Unsec’d. Notes	5.625	05/20/24	20,195	22,261,768
Sr. Unsec’d. Notes	5.750	05/20/27	42,093	46,749,562
Sr. Unsec’d. Notes	5.875	08/20/26	40,677	45,335,150
				177,847,370
Healthcare-Services 3.7%
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A(a)	3.125	02/15/29	10,725	10,339,412
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	64,472	61,811,586

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
DaVita, Inc., (cont’d.)
Gtd. Notes, 144A(a)	4.625%	06/01/30	87,985	$89,848,268
HCA, Inc.,
Gtd. Notes(a)	3.500	09/01/30	34,411	35,349,793
Gtd. Notes	5.375	02/01/25	4,782	5,347,672
Gtd. Notes	5.625	09/01/28	19,711	22,978,493
Gtd. Notes	5.875	02/01/29	8,782	10,305,742
Gtd. Notes	7.500	12/15/23	12,480	14,294,553

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	15,485	16,423,183
LifePoint Health, Inc., Gtd. Notes, 144A(a)	5.375	01/15/29	5,300	5,186,495
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	45,856	48,640,540
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	50,539	54,090,997
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	104,907	113,071,504
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	18,172	18,488,172
Gtd. Notes, 144A(a)	10.000	04/15/27	18,696	20,425,717
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	124,860	130,318,135
Sec’d. Notes	5.125	05/01/25	4,002	4,058,188
Sec’d. Notes, 144A	6.250	02/01/27	50,653	52,896,434
Sr. Sec’d. Notes	4.625	07/15/24	12,693	12,860,675
Sr. Sec’d. Notes, 144A	4.250	06/01/29	57,925	57,925,030
Sr. Sec’d. Notes, 144A	4.625	06/15/28	11,343	11,617,776
Sr. Sec’d. Notes, 144A	4.875	01/01/26	16,760	17,306,909
Sr. Unsec’d. Notes(a)	6.750	06/15/23	8,664	9,413,627
Sr. Unsec’d. Notes	6.875	11/15/31	22,850	25,598,755
				848,597,656
Home Builders 3.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	9,649	10,326,032
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	33,221	34,527,863
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	24,066	27,186,040
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	45,583	48,271,230
Gtd. Notes	6.750	03/15/25	31,376	32,496,862

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc., (cont’d.)
Gtd. Notes	7.250%	10/15/29	77,353	$86,679,288
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	27,644	27,210,888
Gtd. Notes, 144A	6.250	09/15/27	37,329	39,390,348
Sr. Unsec’d. Notes, 144A(a)	5.000	06/15/29	13,000	13,053,851

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	33,588	36,120,241
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	14,425	14,490,281
Gtd. Notes, 144A	5.000	03/01/28	14,075	14,694,401
KB Home,
Gtd. Notes	4.000	06/15/31	15,725	15,720,588
Gtd. Notes(a)	4.800	11/15/29	17,614	18,927,903
Gtd. Notes(a)	6.875	06/15/27	26,375	31,208,698
Gtd. Notes	7.000	12/15/21	787	801,538
Gtd. Notes	7.500	09/15/22	525	565,688
Gtd. Notes	7.625	05/15/23	8,400	9,144,243
M/I Homes, Inc.,
Gtd. Notes(a)	4.950	02/01/28	33,264	34,979,175
Gtd. Notes	5.625	08/01/25	13,591	14,076,657
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	39,778	39,689,135
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	26,381	27,494,449
Meritage Homes Corp.,
Gtd. Notes(a)	5.125	06/06/27	16,600	18,705,019
Gtd. Notes	6.000	06/01/25	12,025	13,730,597

New Home Co., Inc. (The), Gtd. Notes, 144A(a)	7.250	10/15/25	6,215	6,605,097
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	22,530	22,565,265
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	10,289	10,275,748

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	16,550	17,253,201
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	14,598	16,232,092
Gtd. Notes, 144A	5.875	06/15/27	40,035	44,967,660
Gtd. Notes, 144A	6.625	07/15/27	47,023	50,650,471
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	45,766	49,113,922

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625%	03/01/24	23,245	$25,308,813
Gtd. Notes, 144A	5.875	04/15/23	16,125	17,273,906
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	2,150	2,295,805
Gtd. Notes	5.700	06/15/28	20,695	22,697,076
				894,730,071
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	26,839	26,881,081
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	31,300	30,832,430
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	8,450	8,492,266
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	18,924	19,241,078
Sr. Sec’d. Notes, 144A	5.000	12/31/26	5,450	5,542,405
Spectrum Brands, Inc.,
Gtd. Notes, 144A(a)	3.875	03/15/31	4,490	4,376,837
Gtd. Notes, 144A	5.000	10/01/29	4,975	5,278,021
				73,763,037
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.500	10/15/29	15,154	15,770,578
Gtd. Notes, 144A	4.000	04/01/31	27,325	26,926,447
				42,697,025
Insurance 0.1%
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	12,575	12,556,006
Internet 0.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	25,790	25,139,118

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Cablevision Lightpath LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.625%	09/15/28	15,803	$15,934,991

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	17,425	16,793,937
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A(a)	5.000	04/15/25	34,320	34,736,873
				92,604,919
Iron/Steel 0.5%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(a)	6.625	01/31/29	45,245	49,318,645
TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250	04/15/29	10,625	11,050,041
United States Steel Corp., Sr. Unsec’d. Notes	6.875	03/01/29	49,420	51,719,944
				112,088,630
Leisure Time 0.4%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	32,355	37,889,893
Sr. Sec’d. Notes, 144A	12.250	05/15/24	2,495	3,017,754
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	11,279	10,787,517
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,850	1,791,571
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	9,325	9,577,261

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	6,525	6,612,591
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	22,975	22,939,428
				92,616,015
Lodging 2.3%
Boyd Gaming Corp.,
Gtd. Notes(a)	4.750	12/01/27	15,307	15,650,874
Gtd. Notes(a)	6.000	08/15/26	5,150	5,357,709
Gtd. Notes(a)	6.375	04/01/26	26,956	27,849,154
Gtd. Notes, 144A(a)	8.625	06/01/25	24,172	26,624,966
Sr. Unsec’d. Notes, 144A	4.750	06/15/31	22,125	22,354,365

Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A(a)	3.300	02/15/26	2,125	2,132,309

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Hilton Domestic Operating Co., Inc.,
Gtd. Notes(a)	4.875%	01/15/30	12,000	$12,772,133
Gtd. Notes, 144A(a)	3.625	02/15/32	35,874	35,175,512
Gtd. Notes, 144A(a)	4.000	05/01/31	31,800	32,103,322
Gtd. Notes, 144A(a)	5.375	05/01/25	6,155	6,474,339
Gtd. Notes, 144A(a)	5.750	05/01/28	7,225	7,784,755

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes(a)	4.875	04/01/27	20,820	21,700,998
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	3,920	4,123,865
Gtd. Notes(a)	4.750	10/15/28	56,619	59,791,168
Gtd. Notes(a)	5.500	04/15/27	43,198	47,107,565
Gtd. Notes(a)	5.750	06/15/25	2,173	2,384,768
Gtd. Notes(a)	6.750	05/01/25	76,654	82,127,134
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	4,525	4,576,457
Gtd. Notes, 144A(a)	5.000	10/01/25	15,103	15,350,101
Travel + Leisure Co.,
Sr. Sec’d. Notes	6.600	10/01/25	2,224	2,506,788
Sr. Sec’d. Notes, 144A	4.625	03/01/30	6,850	7,065,122
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	11,025	11,203,644
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	15,250	15,753,516
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	10,400	10,899,461
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	5,750	6,017,229
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	30,360	31,920,181
				516,807,435
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A(a)	5.000	05/15/29	23,925	24,874,570
Machinery-Diversified 0.4%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	17,534	17,945,205
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	61,117	63,429,998

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Vertical Holdco GmbH (Germany), Gtd. Notes, 144A(a)	7.625%	07/15/28	2,111	$2,277,209
Vertical US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	13,525	14,069,957
				97,722,369
Media 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	140,296	141,509,819
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31	68,175	68,041,188
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	13,900	13,880,541
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	15,350	15,929,425
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	27,600	28,913,710
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	13,344	13,981,831
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	23,956	26,014,751
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	78,079	80,702,370
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	65,730	67,961,679
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	44,045	45,433,136

Clear Channel Worldwide Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	5,480	5,528,871
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	27,213	25,478,633
Gtd. Notes, 144A(a)	4.125	12/01/30	21,175	20,730,696
Gtd. Notes, 144A(a)	5.375	02/01/28	13,790	14,497,578
Gtd. Notes, 144A(a)	5.500	04/15/27	13,366	14,034,489
Gtd. Notes, 144A(a)	6.500	02/01/29	2,700	2,953,699
Sr. Unsec’d. Notes	5.250	06/01/24	8,000	8,669,099
Sr. Unsec’d. Notes	6.750	11/15/21	16,410	16,802,930
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	100,975	97,590,562
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	1,615	1,686,256
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	18,737	20,516,333
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $171,911,873; purchased 07/18/19 - 05/03/21)(f)	6.625	08/15/27	226,921	129,534,358
Sr. Sec’d. Notes, 144A (original cost $50,529,121; purchased 07/18/19 - 02/25/21)(a)(f)	5.375	08/15/26	56,171	41,686,341
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	7,905	8,222,694
Gtd. Notes	5.875	11/15/24	950	1,011,371
Gtd. Notes(a)	7.375	07/01/28	2,765	2,967,349
Gtd. Notes(a)	7.750	07/01/26	118,928	135,074,279

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes, 144A(a)	5.125%	06/01/29	24,425	$24,249,144
Gray Television, Inc.,
Gtd. Notes, 144A(a)	4.750	10/15/30	23,025	22,624,978
Gtd. Notes, 144A(a)	5.875	07/15/26	43,204	44,606,486
Gtd. Notes, 144A(a)	7.000	05/15/27	2,784	3,017,197

iHeartCommunications, Inc., Sr. Sec’d. Notes(a)	6.375	05/01/26	14,955	15,966,704
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	7,675	8,025,856
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	18,225	18,404,067
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A(a)	4.750	11/01/28	22,925	23,353,940
Gtd. Notes, 144A(a)	5.625	07/15/27	5,565	5,887,476
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	09/15/26	28,385	28,782,619
Sr. Unsec’d. Notes, 144A(a)	6.500	09/15/28	29,375	30,237,345
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	11,000	10,735,076
Sr. Unsec’d. Notes, 144A	5.375	01/15/31	8,175	8,199,242

Scripps Escrow, Inc., Gtd. Notes, 144A(a)	5.875	07/15/27	6,420	6,640,685
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.125	02/15/27	11,321	11,331,346
Gtd. Notes, 144A	5.875	03/15/26	19,652	20,199,197

Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.375	07/15/26	11,312	11,660,117
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	12,975	13,132,206
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	32,730	33,302,789
Sr. Sec’d. Notes, 144A(a)	6.625	06/01/27	86,781	94,042,361

Urban One, Inc., Sr. Sec’d. Notes, 144A(a)	7.375	02/01/28	14,630	15,487,644
				1,499,240,463
Mining 2.9%
Constellium SE,
Gtd. Notes, 144A(a)	3.750	04/15/29	1,000	970,646
Gtd. Notes, 144A(a)	5.625	06/15/28	3,500	3,710,201

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Constellium SE, (cont’d.)
Gtd. Notes, 144A	5.750%	05/15/24	28,746	$29,062,037
Gtd. Notes, 144A(a)	5.875	02/15/26	28,443	29,201,788

Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A(a)	9.500	06/01/24	29,597	32,259,798
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	6.500	03/01/24	56,772	58,052,655
Gtd. Notes, 144A(a)	6.875	03/01/26	22,282	23,359,868
Gtd. Notes, 144A	6.875	10/15/27	33,895	37,055,039
Gtd. Notes, 144A	7.250	04/01/23	72,606	73,943,102
Gtd. Notes, 144A	7.500	04/01/25	27,636	28,680,496
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	29,850	31,533,956
Gtd. Notes(a)	4.550	11/14/24	31,518	34,246,264
Gtd. Notes(a)	4.625	08/01/30	20,483	22,489,447

Hecla Mining Co., Gtd. Notes(a)	7.250	02/15/28	21,117	23,203,801
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	13,025	12,959,710
Gtd. Notes, 144A(a)	6.125	04/01/29	37,970	39,767,502

IAMGOLD Corp. (Burkina Faso), Gtd. Notes, 144A(a)	5.750	10/15/28	38,233	40,187,688
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	6.375	05/15/25	25,734	26,509,009
Sr. Unsec’d. Notes, 144A(a)	7.500	07/15/27	51,419	56,116,467
Novelis Corp.,
Gtd. Notes, 144A(a)	4.750	01/30/30	26,339	27,675,180
Gtd. Notes, 144A(a)	5.875	09/30/26	31,810	33,168,918
				664,153,572
Miscellaneous Manufacturing 1.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	9,075	9,545,280
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	21,713	21,946,051
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	3,925	4,095,125
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	70,996	72,969,743
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	56,819	57,269,860
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	150,747	153,008,356
				318,834,415

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250%	02/15/29	14,360	$14,581,389
Gtd. Notes(a)	4.125	05/01/25	17,650	18,449,611
				33,031,000
Oil & Gas 7.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	31,275	33,490,346
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	104,709	69,108
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	55,144	56,520,537
Gtd. Notes	5.625	06/01/23	33,415	33,415,000
Gtd. Notes, 144A(a)	7.625	02/01/29	37,925	41,718,698
Gtd. Notes, 144A(a)	8.375	07/15/26	9,400	10,603,461
Sr. Unsec’d. Notes, 144A	5.375	03/01/30	31,475	31,571,093
Apache Corp.,
Sr. Unsec’d. Notes(a)	4.375	10/15/28	10,750	11,026,703
Sr. Unsec’d. Notes(a)	4.750	04/15/43	11,225	11,099,032
Sr. Unsec’d. Notes	4.875	11/15/27	500	524,945
Sr. Unsec’d. Notes	5.100	09/01/40	29,850	30,692,884
Sr. Unsec’d. Notes	5.250	02/01/42	2,225	2,321,541
Sr. Unsec’d. Notes(a)	5.350	07/01/49	2,750	2,817,414
Sr. Unsec’d. Notes(a)	7.750	12/15/29	16,218	18,994,221
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	42,838	44,215,513
Gtd. Notes, 144A	9.000	11/01/27	30,497	41,850,175
Sr. Unsec’d. Notes, 144A(a)	8.250	12/31/28	18,585	20,226,176
Chesapeake Energy Corp.,
Gtd. Notes, 144A(a)	5.500	02/01/26	12,425	13,144,331
Gtd. Notes, 144A(a)	5.875	02/01/29	12,775	13,792,901

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	61,445	62,986,716
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(a)	7.000	06/15/25	58,830	61,160,835
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	68,734	73,861,417
Comstock Resources, Inc., Gtd. Notes, 144A(a)	6.750	03/01/29	28,950	30,207,021

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes(a)	4.900%	06/01/44	8,865	$9,638,052
Gtd. Notes, 144A(a)	5.750	01/15/31	16,950	19,881,803
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	7,850	8,069,584
Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,487	7,739,398
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	3,277	3,386,613
Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28	42,309	44,775,736
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/25	25,064	26,623,530
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.900	10/01/27	33,228	35,491,345
Sr. Unsec’d. Notes(a)	5.000	01/15/29	8,150	9,036,593
Sr. Unsec’d. Notes	8.500	02/01/30	7,738	10,056,252
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.000	12/01/24	8,236	8,304,606
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	30,956	31,445,751
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	8,500	8,722,516
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	8,200	8,476,680
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	34,055	35,731,200
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29	31,259	32,521,784
Gtd. Notes, 144A	7.125	02/01/27	35,580	38,125,820
Sec’d. Notes, 144A	6.500	01/15/25	4,939	5,107,480
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	26,955	23,983,675
Gtd. Notes, 144A(a)	7.500	01/15/28	64,310	54,644,346

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	75,920	62,982,121
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	02/15/23	22,475	22,623,457
Sr. Unsec’d. Notes(a)	2.900	08/15/24	43,020	42,971,423
Sr. Unsec’d. Notes	3.200	08/15/26	250	241,718
Sr. Unsec’d. Notes	3.450	07/15/24	13,510	13,547,882
Sr. Unsec’d. Notes	3.500	06/15/25	2,864	2,867,528
Sr. Unsec’d. Notes(a)	3.500	08/15/29	1,358	1,273,415
Sr. Unsec’d. Notes	4.100	02/15/47	4,413	3,596,385
Sr. Unsec’d. Notes	4.400	04/15/46	6,150	5,260,118
Sr. Unsec’d. Notes	4.500	07/15/44	1,975	1,723,187
Sr. Unsec’d. Notes	4.625	06/15/45	3,025	2,673,490
Sr. Unsec’d. Notes	5.500	12/01/25	1,525	1,642,350
Sr. Unsec’d. Notes	5.550	03/15/26	13,330	14,263,875

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	5.875%	09/01/25	3,550	$3,845,452
Sr. Unsec’d. Notes(a)	6.125	01/01/31	4,525	5,018,070
Sr. Unsec’d. Notes	6.450	09/15/36	2,000	2,248,373
Sr. Unsec’d. Notes(a)	6.625	09/01/30	12,000	13,750,678
Sr. Unsec’d. Notes	6.950	07/01/24	875	972,616
Sr. Unsec’d. Notes	7.150	05/15/28	2,448	2,759,995
Sr. Unsec’d. Notes	8.875	07/15/30	1,650	2,115,632
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34	17,991	23,656,453
Gtd. Notes	6.500	02/01/38	9,573	12,534,345
Gtd. Notes	6.625	08/15/37	4,425	5,800,088

Parkland Corp. (Canada), Gtd. Notes, 144A(a)	4.500	10/01/29	17,100	17,356,025
Precision Drilling Corp. (Canada),
Gtd. Notes	5.250	11/15/24	20,000	19,588,687
Gtd. Notes	7.750	12/15/23	5,650	5,714,679
Gtd. Notes, 144A(a)	7.125	01/15/26	29,218	29,450,622
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	53,555	54,695,183
Gtd. Notes	5.000	03/15/23	1,917	1,976,053
Gtd. Notes(a)	9.250	02/01/26	4,526	4,991,957

Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^	6.500	07/15/22	1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.500	02/15/26	24,754	25,502,305
Gtd. Notes(a)	5.875	03/15/28	3,936	4,144,451
Gtd. Notes	6.000	04/15/27	2,325	2,427,359
Gtd. Notes, 144A	4.500	05/15/29	21,657	21,505,238
Transocean, Inc.,
Gtd. Notes, 144A(a)	7.250	11/01/25	38,403	30,609,409
Gtd. Notes, 144A	7.500	01/15/26	30,108	23,632,170
Gtd. Notes, 144A	8.000	02/01/27	25,070	19,020,421
Gtd. Notes, 144A	11.500	01/30/27	3,550	3,529,963
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	10/15/27	28,122	30,089,865
Sr. Unsec’d. Notes	5.750	06/01/26	7,445	7,766,103
Sr. Unsec’d. Notes	5.875	06/15/28	115	126,601
				1,618,568,592

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(a)	6.500%	06/30/27	55,945	$58,182,661
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	12,475	12,775,685
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	27,745	27,996,061

Graham Packaging Co., Inc., Gtd. Notes, 144A(a)	7.125	08/15/28	13,270	14,145,929
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	17,050	17,450,552
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	11,491	11,893,515
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	4,236	4,692,147
Gtd. Notes, 144A(a)	6.625	05/13/27	36,277	39,395,463
				186,532,013
Pharmaceuticals 2.8%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	42,086	41,310,205
Gtd. Notes, 144A	6.125	08/01/28	21,478	22,624,142
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	21,433	23,001,400
Gtd. Notes, 144A	9.250	04/01/26	4,009	4,336,285
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	42,822	40,071,479
Gtd. Notes, 144A	5.000	02/15/29	57,636	52,879,359
Gtd. Notes, 144A(a)	5.250	01/30/30	54,983	50,590,760
Gtd. Notes, 144A(a)	5.250	02/15/31	24,303	22,219,393
Gtd. Notes, 144A(a)	6.125	04/15/25	58,276	59,519,096
Gtd. Notes, 144A	6.250	02/15/29	141,574	138,414,568
Gtd. Notes, 144A	7.000	01/15/28	36,008	36,908,200
Gtd. Notes, 144A	7.250	05/30/29	4,896	5,054,863
Sr. Sec’d. Notes, 144A	4.875	06/01/28	12,375	12,463,379
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	06/30/28	16,648	11,511,287
Sec’d. Notes, 144A(a)	9.500	07/31/27	10,892	11,093,943

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., Sr. Sec’d. Notes, 144A(a)	6.125%	04/01/29	19,700	$19,411,113
Jazz Securities DAC, Sr. Sec’d. Notes, 144A(a)	4.375	01/15/29	12,400	12,768,734
Organon Finance 1 LLC, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	16,550	17,013,552
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	34,542	36,572,158
Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	21,698	20,844,588
				638,608,504
Pipelines 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375	09/15/24	4,075	4,184,940
Gtd. Notes, 144A	5.375	06/15/29	31,650	32,008,045
Gtd. Notes, 144A(a)	5.750	03/01/27	23,899	24,600,231
Gtd. Notes, 144A(a)	5.750	01/15/28	41,253	42,423,212
Gtd. Notes, 144A	7.875	05/15/26	2,725	3,022,620

Cheniere Energy Partners LP, Gtd. Notes, 144A(a)	4.000	03/01/31	39,175	40,436,915
Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A	4.625	10/15/28	95,572	100,331,289
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	10,361	11,161,114
Gtd. Notes	5.625	07/15/27	15,410	16,939,568
Gtd. Notes, 144A	4.750	09/30/21	8,048	8,063,930
Gtd. Notes, 144A	6.450	11/03/36	3,455	3,945,404

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,825	18,425,558
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	50	50,390
Sr. Unsec’d. Notes	4.750	07/15/23	3,494	3,649,237
Sr. Unsec’d. Notes	5.500	07/15/28	2,300	2,454,365
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	10,370	11,228,763
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	26,949	29,612,439
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	16,086	17,375,998
Gtd. Notes(a)	7.000	08/01/27	14,055	14,891,722

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600%	05/15/25	5,500	$5,537,944
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	50,698	54,559,160
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	7,842	8,692,897
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	10,031	10,191,576
Gtd. Notes, 144A	5.500	01/15/28	56,063	56,598,209
Gtd. Notes, 144A	6.000	03/01/27	14,884	15,237,371
Gtd. Notes, 144A	6.000	12/31/30	15,342	15,668,606
Gtd. Notes, 144A	7.500	10/01/25	7,347	8,021,718
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	9,690	10,143,591
Gtd. Notes(a)	5.375	02/01/27	14,012	14,572,571
Gtd. Notes(a)	5.500	03/01/30	12,773	13,794,317
Gtd. Notes(a)	5.875	04/15/26	9,600	10,048,655
Gtd. Notes(a)	6.500	07/15/27	12,740	13,808,762
Gtd. Notes	6.875	01/15/29	1,250	1,390,625
Gtd. Notes, 144A(a)	4.875	02/01/31	21,341	22,297,871
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	29,329	30,484,533
Sr. Unsec’d. Notes	4.000	07/01/22	2,366	2,419,924
Sr. Unsec’d. Notes	4.350	02/01/25	13,120	13,730,780
Sr. Unsec’d. Notes	4.500	03/01/28	325	344,789
Sr. Unsec’d. Notes(a)	5.300	02/01/30	42,494	46,842,233
Sr. Unsec’d. Notes	5.450	04/01/44	3,070	3,180,454
Sr. Unsec’d. Notes	5.500	08/15/48	7,755	8,026,222
Sr. Unsec’d. Notes(a)	6.500	02/01/50	9,300	10,401,323
				760,799,871
Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	62,806	66,383,918
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	39,691	40,733,575
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	15,450	15,366,817
Gtd. Notes, 144A	4.375	02/01/31	23,575	23,365,455
Gtd. Notes, 144A	5.375	08/01/28	23,460	24,726,057

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250%	04/15/29	58,975	$56,806,723
				227,382,545
Real Estate Investment Trusts (REITs) 3.2%
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	16,453	15,532,964
Gtd. Notes	9.750	06/15/25	67,534	74,971,895
Sr. Unsec’d. Notes	4.750	05/01/24	5,679	5,765,860
Sr. Unsec’d. Notes(a)	4.750	02/15/28	46,379	44,805,577
ESH Hospitality, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	17,733	18,801,101
Gtd. Notes, 144A	5.250	05/01/25	53,920	54,978,604

Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series F	4.500	02/01/26	17,440	19,239,891
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	7,250	7,661,953
Gtd. Notes	4.500	01/15/28	20,579	21,559,706
Gtd. Notes	5.625	05/01/24	3,026	3,257,040
Gtd. Notes, 144A(a)	4.625	06/15/25	6,195	6,578,349
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	42,225	42,548,419
Gtd. Notes(a)	5.000	10/15/27	30,018	31,643,002
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(a)	5.875	10/01/28	43,794	46,734,184
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/25	70,840	76,588,296

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	10,650	10,601,527
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	6,308	7,082,845
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.875	02/15/27	12,000	12,279,699
Sr. Unsec’d. Notes	4.875	09/01/24	6,161	6,286,092
Sr. Unsec’d. Notes, 144A(a)	3.125	02/01/29	15,700	15,066,342

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	90,298	96,809,978

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750%	04/15/28	19,965	$19,808,759
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	3.500	02/15/25	1,240	1,262,575
Gtd. Notes, 144A(a)	3.750	02/15/27	9,037	9,140,918
Gtd. Notes, 144A(a)	4.125	08/15/30	3,975	4,034,342
Gtd. Notes, 144A(a)	4.250	12/01/26	27,572	28,382,947
Gtd. Notes, 144A	4.625	12/01/29	49,733	52,055,660
				733,478,525
Retail 2.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30	101,645	98,466,140
Sr. Sec’d. Notes, 144A	3.500	02/15/29	1,300	1,271,775
Brinker International, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/24	25,021	26,151,876
Sr. Unsec’d. Notes(a)	3.875	05/15/23	29,290	30,026,452

Caleres, Inc., Gtd. Notes	6.250	08/15/23	6,458	6,479,321
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	8.500	10/30/25	25,675	27,199,869
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	18,640	18,276,002
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	58,110	58,721,889
GYP Holdings III Corp., Gtd. Notes, 144A(a)	4.625	05/01/29	6,900	6,940,413
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	14,250	14,642,107
Murphy Oil USA, Inc., Gtd. Notes, 144A	3.750	02/15/31	10,700	10,424,258
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	58,227	55,756,794
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	5.625	12/01/25	60,970	62,837,502
Sec’d. Notes, 144A	8.750	04/30/25	21,264	23,506,188

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	5.875	03/01/27	42,737	44,521,920

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.500%	03/15/29	11,825	$12,024,169
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	18,425	19,430,795
				516,677,470
Semiconductors 0.2%
Microchip Technology, Inc., Gtd. Notes, 144A(a)	4.250	09/01/25	51,214	53,751,035
Software 1.1%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	56,326	55,376,051
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	35,288	37,815,178
BY Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	27,031	27,545,406
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	33,302	34,809,195
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	10.250	02/15/27	15,750	17,371,573
Sr. Sec’d. Notes, 144A	6.875	08/15/26	14,360	15,300,563

Open Text Corp. (Canada), Gtd. Notes, 144A	5.875	06/01/26	4,750	4,899,884
Playtika Holding Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	18,075	17,815,709
Rackspace Technology Global, Inc.,
Gtd. Notes, 144A(a)	5.375	12/01/28	10,500	10,595,283
Sr. Sec’d. Notes, 144A	3.500	02/15/28	18,200	17,518,586

Rocket Software, Inc., Sr. Unsec’d. Notes, 144A(a)	6.500	02/15/29	15,675	15,277,782
				254,325,210
Telecommunications 6.6%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A(a)	6.000	02/15/28	2,965	2,907,580
Sr. Sec’d. Notes, 144A	10.500	05/15/27	12,117	13,544,370
Altice France SA (France),
Sr. Sec’d. Notes, 144A	5.125	07/15/29	14,825	14,704,012

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Altice France SA (France), (cont’d.)
Sr. Sec’d. Notes, 144A	7.375%	05/01/26	38,675	$40,219,796
Sr. Sec’d. Notes, 144A	8.125	02/01/27	4,000	4,361,147

C&W Senior Financing DAC (Panama), Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	18,485	19,688,203
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	22,365	22,802,076
CommScope, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/24	7,000	7,212,324
Sr. Sec’d. Notes, 144A	6.000	03/01/26	30,600	32,176,155
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%(a)	10.000	04/01/24	60,316	59,252,248
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%(a)	8.000	04/01/25	14,628	12,342,486
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	47,079	46,147,736
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25	70,877	71,681,959
Sr. Sec’d. Notes, 144A	8.750	05/25/24	6,493	6,758,073
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	80,455	83,716,144

Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750	03/01/23	157,197	149,582,005
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	26,705	15,596,977
Gtd. Notes, 144A(a)	8.500	10/15/24(d)	14,775	8,799,750
Gtd. Notes, 144A	9.750	07/15/25(d)	89,167	52,949,049
Sr. Sec’d. Notes, 144A	8.000	02/15/24(d)	37,993	39,241,502

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23(d)	37,355	1,103,572
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	108,508	107,319,356
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.250	03/15/26	8,633	8,892,654
Gtd. Notes, 144A	3.625	01/15/29	12,065	11,575,724
Gtd. Notes, 144A	3.750	07/15/29	35,660	34,431,341
Gtd. Notes, 144A	4.250	07/01/28	8,695	8,721,984
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	100	107,598
Sr. Unsec’d. Notes, 144A(a)	4.500	01/15/29	30,617	29,617,132
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	26,705	30,337,650

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series S	6.450%	06/15/21	39,937	$40,008,850
Sr. Unsec’d. Notes, Series T	5.800	03/15/22	700	722,136
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	31,305	35,092,452
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	11,701	12,924,934
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	12,811	16,034,832
Gtd. Notes	8.750	03/15/32	34,452	51,083,701

Sprint Communications, Inc., Gtd. Notes	11.500	11/15/21	22,872	23,937,132
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	37,247	42,907,623
Gtd. Notes	7.250	09/15/21	19,982	20,325,978
Gtd. Notes	7.625	02/15/25	45,648	53,987,196
Gtd. Notes(a)	7.625	03/01/26	16,400	19,939,671
Gtd. Notes	7.875	09/15/23	76,404	86,487,041
T-Mobile USA, Inc.,
Gtd. Notes(a)	2.250	02/15/26	1,900	1,915,214
Gtd. Notes(a)	2.875	02/15/31	14,725	14,215,720
Gtd. Notes	4.500	02/01/26	908	929,209
Gtd. Notes	4.750	02/01/28	612	654,347
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	15,225	15,915,476
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	25,449	26,004,389
Sr. Unsec’d. Notes, 144A(a)	6.500	07/15/28	11,680	12,364,831

Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(a)	7.750	08/15/28	14,804	15,121,909
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	19,993	19,641,433
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28	44,739	45,536,303
				1,491,540,980
Toys/Games/Hobbies 0.1%
Mattel, Inc.,
Gtd. Notes, 144A(a)	3.375	04/01/26	1,875	1,943,434
Gtd. Notes, 144A(a)	3.750	04/01/29	10,750	11,005,878
				12,949,312

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.2%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125%	09/01/23	10,925	$11,041,092
Gtd. Notes, 144A	6.250	05/01/25	21,063	22,482,066
				33,523,158
Trucking & Leasing 0.0%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	6,995	7,280,441

Total Corporate Bonds (cost $18,958,345,308)				19,684,253,306

	Shares
Common Stocks 2.0%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	343,580	5,669,070
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	25,400,700
Keycon Power Holdings LLC*^	82,238	11,595,558
		36,996,258
Gas Utilities 0.4%
Ferrellgas Partners LP (Class B Stock)*	399,206	80,839,215
Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	4,448,973
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	342,429	5,537,077
Oil, Gas & Consumable Fuels 1.4%
Chesapeake Energy Corp.	4,876,978	257,504,438

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp. Backstop Commitment^	28,045	$1,450,673
Extraction Oil & Gas, Inc.*	1,241,318	60,973,540
		319,928,651

Total Common Stocks (cost $253,576,780)		453,419,244
Preferred Stocks 0.6%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%, Maturing 05/10/24(a)(oo)	87,000	2,527,350
Construction Materials 0.0%
New Millennium Homes LLC, Maturing 01/01/49*^	2,000	14,000
Gas Utilities 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31*^	135,375	135,375,000
Media 0.0%
Adelphia Communications Corp.*^	20,000	20

Total Preferred Stocks (cost $133,507,166)		137,916,370

	Units
Warrants* 0.0%
Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	—
Hotels, Restaurants & Leisure 0.0%
CEC Brands LLC, expiring 12/31/25	697,609	1,587,061
Media 0.0%
Mood Media Corp., expiring 07/31/25^	2,614,385	262

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Units	Value
Warrants (Continued)
Media (cont’d.)
Mood Media Corp., expiring 07/31/25^	2,614,385	$261
Mood Media Corp., expiring 07/31/25^	2,614,385	261
		784

Total Warrants (cost $8)		1,587,845

Total Long-Term Investments (cost $20,629,867,966)		21,596,723,331

	Shares
Short-Term Investments 14.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	884,333,179	884,333,179
PGIM Institutional Money Market Fund (cost $2,406,634,428; includes $2,406,440,145 of cash collateral for securities on loan)(b)(wa)	2,408,206,653	2,406,761,730

Total Short-Term Investments (cost $3,290,967,607)		3,291,094,909

TOTAL INVESTMENTS 109.6% (cost $23,920,835,573)		24,887,818,240
Liabilities in excess of other assets(z) (9.6)%		(2,182,097,721)

Net Assets 100.0%		$22,705,720,519

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
DIP—Debtor-In-Possession
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $217,112,017 and 1.0% of net assets.

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,359,149,405; cash collateral of $2,406,440,145 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $222,440,994. The aggregate value of $171,220,699 is 0.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 05/01/25 (cost $12,129,045)	12,244	$12,183,014	$53,970	$—
Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,954	2 Year U.S. Treasury Notes	Sep. 2021	$872,783,723	$326,884
375	5 Year Euro-Bobl	Sep. 2021	61,272,790	109,699
9,265	5 Year U.S. Treasury Notes	Sep. 2021	1,147,484,703	1,145,590
5,387	10 Year U.S. Treasury Notes	Sep. 2021	710,747,313	846,311
924	20 Year U.S. Treasury Bonds	Sep. 2021	144,634,875	267,654
14	Euro Schatz Index	Jun. 2021	1,912,866	(527)
				2,695,611

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Futures contracts outstanding at May 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
175	10 Year Euro-Bund	Jun. 2021	$36,265,833	$280,593
706	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	130,786,500	(1,125,085)
				(844,492)
				$1,851,119
Forward foreign currency exchange contracts outstanding at May 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/21	Citibank, N.A.	EUR	18,246	$22,296,537	$22,252,095	$—	$(44,442)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/21	HSBC Bank PLC	EUR	18,246	$22,062,989	$22,252,095	$—	$(189,106)
Expiring 07/02/21	Bank of America, N.A.	EUR	337	410,571	410,701	—	(130)
Expiring 07/02/21	Citibank, N.A.	EUR	18,246	22,309,747	22,264,764	44,983	—
				$44,783,307	$44,927,560	44,983	(189,236)
						$44,983	$(233,678)
Credit default swap agreements outstanding at May 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2021(4)	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	250,295	2.674%	$19,081,398	$26,897,711	$7,816,313
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	100,000	2.873%	9,758,333	10,699,816	941,483
					$28,839,731	$37,597,527	$8,757,796
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM High Yield Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).